Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances for doubtful accounts and billing adjustments	$ 3.4	$ 3.9
Common stock, par value	$ 0.10	$ 0.10
Common stock, Authorized	600,000	600,000
Common stock, issued	202,790	202,471
Common stock, outstanding	187,717	187,031
Treasury stock, shares	15,073	15,440